Document And Entity Information - USD ($)	3 Months Ended
	Mar. 31, 2016	May. 12, 2016	Jun. 30, 2015
Entity Registrant Name	VIVEVE MEDICAL, INC.
Entity Central Index Key	0000879682
Trading Symbol	vivmf
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding (in shares)		7,497,857
Entity Public Float			$ 21,592,523
Document Type	S-1/A
Document Period End Date	Mar. 31, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q1
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form S-1/A